COMPREHENSIVE INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Net income	$ 12,193	[1]	$ 22,074	[2]	$ 21,863
Other comprehensive income (loss):
Net unrealized gains (losses) on derivatives (net of tax effects of $20, $(4), and $(14))	559		(35)		(26)
Net unrealized gains (losses) on investments (net of tax effects of $(197), $936, and $195)	(362)		1,737		363
Translation adjustments and other (net of tax effects of $16, $12, and $(8))	(1,383)		263		(16)
Other comprehensive income (loss)	(1,186)		1,965		321
Comprehensive income	$ 11,007		$ 24,039		$ 22,184

[1]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.
[2]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.